Summary Of Significant Accounting Policies - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended				12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Jan. 22, 2013	Aug. 31, 2012 TWD	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($) Customer	Dec. 31, 2012 USD ($) Customer	Dec. 31, 2011 USD ($) Customer	Dec. 31, 2013 Customers accounted for 10% or more Net revenue	Dec. 31, 2012 Customers accounted for 10% or more Net revenue	Dec. 31, 2011 Customers accounted for 10% or more Net revenue	Aug. 31, 2012 Amended TWD	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Jan. 22, 2013 American Depositary Shares USD ($)	Dec. 31, 2013 American Depositary Shares	Dec. 31, 2012 American Depositary Shares	Dec. 31, 2011 American Depositary Shares	Jan. 22, 2013 Ordinary Shares USD ($)	Dec. 31, 2013 Ordinary Shares	Dec. 31, 2012 Ordinary Shares	Dec. 31, 2011 Ordinary Shares	Dec. 31, 2013 Software Minimum	Dec. 31, 2013 Software Maximum	Dec. 31, 2013 Core technology and customer relationship	Dec. 31, 2013 Buildings Minimum	Dec. 31, 2013 Buildings Maximum	Dec. 31, 2013 Machinery and Equipment Minimum	Dec. 31, 2013 Machinery and Equipment Maximum	Dec. 31, 2013 Furniture and Fixtures Minimum	Dec. 31, 2013 Furniture and Fixtures Maximum	Dec. 31, 2013 Leasehold And Building Improvement Minimum	Dec. 31, 2013 Leasehold And Building Improvement Maximum	Dec. 31, 2013 FCI INC
Significant Accounting Policies [Line Items]
Consolidated interest acquire in subsidiary							100.00%																												99.90%
Top ten customer sales in percentage							76.00%	75.00%	64.00%
Major customers percentage of net sales										46.00%	35.00%	28.00%
Number of customers accounted for 10% or more sales							2	1	1
Short term investment maturity period														3 months	1 year
Property plant and equipment estimated useful life																								1 year	5 years		25 years	50 years	3 years	6 years	3 years	8 years	2 years	6 years
Depreciation and amortization							$ 6,429	$ 5,881	$ 5,580
Intangible asset amortized over estimated useful lives																										4 years
Warranty period for manufacturing defects of products							1 year
Evaluation of tax benefits realized upon settlement							50.00%
Income tax under IBT act effective date							January 1, 2006
Minimum Alternative Tax On Income under IBT act							10.00%
Standard deduction tax amount		1,000											500
Standard deduction tax rate		10.00%											12.00%
Amendment Effective Date													January 1, 2013
The effect of dilutive securities of employee stock options and restricted stock units																	577	1,311	1,572		2,308	5,245	6,288
Quarterly dividends declared			$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0	$ 0							$ 0.15				$ 0.0375
Declared dividend paid date	Mar. 04, 2013